CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (HKD) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Apr. 30, 2011	746,260	131	169,973	8,106	568,050
Balance (in shares) at Apr. 30, 2011		16,733,196
Net income for the year	50,404	0	0	0	50,404
Share repurchases	(92,025)	(13)	(92,012)	0	0
Share repurchases (in shares)		(1,574,000)
Share redeemed and cancelled		(6)	6	0	0
Share redeemed and cancelled (in shares)		(806,293)
Cumulative translation adjustment	7,408	0	0	7,408	0
Balance at Apr. 30, 2012	712,047	112	77,967	15,514	618,454
Balance (in shares) at Apr. 30, 2012		14,352,903
Net income for the year	59,823	0	0	0	59,823
Share repurchases	(2,840)	0	(2,840)	0	0
Share repurchases (in shares)		(60,675)
Capital contribution	10,205	0	10,205	0	0
Cumulative translation adjustment	(990)	0	0	(990)	0
Balance at Dec. 31, 2012	778,245	112	85,332	14,524	678,277
Balance (in shares) at Dec. 31, 2012		14,292,228
Net income for the year	80,880	0	0	0	80,880
Share repurchases	(63,371)	(11)	(63,360)	0	0
Share repurchases (in shares)		(1,354,100)
Warrants repurchases	(33)	0	(33)	0	0
Warrants repurchases (in shares)		0
Capital contribution	4,516	0	4,516	0	0
Cumulative translation adjustment	3,377	0	0	3,377	0
Balance at Dec. 31, 2013	803,614	101	26,455	17,901	759,157
Balance (in shares) at Dec. 31, 2013		12,938,128